General and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2015
Business And Basis Of Presentation [Line Items]
Date of incorporation				Nov. 26, 2010
Increased income tax expense and net loss from continuing operations			$ 3.1	$ 3.1
Liabilities [Member]
Business And Basis Of Presentation [Line Items]
Reduction in value of total assets and total liabilities which would have been brought by adoption of the guidance	$ 9.3	$ 11.6